SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 1, 1998 FOR LORD ABBETT DEVELOPING GROWTH FUND, INC.

                                                                     -----------
                                                                       FUND
                                                                        FACTS

SUPPLEMENT EFFECTIVE DATE:  JUNE 4, 1998                             -----------

Lord Abbett

   Developing
Growth Fund

1977      9426
1978      12774
1979      16591
1980      22529
1981      24274
1982      31453
1983      39216
1984      30433
1985      34988
1986      35134
1987      35401
1988      36624
1989      41794
1990      39114
1991      61158
1992      59284
1993      66764
1994      70901
1995      103276
1996      126190
1997      165029


Small companies with big growth potential

[LOGO](R)
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Lord Abbett Developing Growth Fund
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INVESTMENT OBJECTIVE: Lord Abbett Developing Growth Fund is designed to provide long-term capital appreciation. The Fund primarily invests in the stocks of small companies.

How the Fund Compares Against Inflation: (1)

Growth of $10,000: 12/31/77 - 12/31/97

                              (2)
9426      10000
12774     10902
16591     12351
22529     13897
24274     15137
31453     15717
39216     16312
30433     16957
34988     17601
35134     17794
35401     18583
36624     19404
41794     20306
39114     21546
61158     22206
59284     22850
66764     23478
70901     24106
103276    24718
126190    25539
165029    26087

(1) Total return is the percent change in value, assuming the reinvestment of all distributions. The maximum sales charge of 5.75%, applicable to Class A share investments of $10,000, has been deducted from the Fund investment. The Fund issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor llc at 800-874-3733 and ask for the current prospectus.

(2)   Includes estimated CPI for 12/97.
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SEC RETURNS:

Average annual compounded returns at the Class A share maximum sales charge of 5.75% for periods ending 12/31/97:

       1 year            5 years           10 years          20 years

       +23.30%           +21.26%           +15.95%           +15.05%

Past performance is no indication of future results. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.
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The Fund's Investor Advantage
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      o     Investors participate in an actively-managed mutual fund of small company stocks. Small stocks, on average, have provided better long-term returns than large company stocks;

      o Extensive fundamental research helps uncover small, dynamic companies, many highly specialized, which we believe are positioned to exploit fast-growing sectors in the economy;

      o A proven record: the Fund produced better returns than the average small company growth fund and the unmanaged S&P 500 over the last 3 and 5 years, respectively. (3)

(3) Source: Lipper Analytical Services, Inc. See "The Fund's Performance" to the right.

Minimum Initial Investment:

      $1,000; $250 for IRAs

Quotron Symbols:

      A Shares - LAGWX
      B Shares - LADBX
      C Shares - LADCX

THE FUND'S INVESTMENT STRATEGY

Lord Abbett Developing Growth Fund focuses on:

      o Companies with above-average, long-term growth rates, strong management and a proven commitment to growth;

      o Companies with exciting prospects, many in unique new markets, with tremendous potential (many have patents, copyrights or special licensings);

      o Companies with undervalued assets that, despite having a strong proprietary position, are overlooked by investors.

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The Fund's Manager
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  photo is a
    pick-up

STEPHEN J. MCGRUDER
Portfolio Manager

"The small capitalization stock universe historically has provided strong returns. Fundamental analysis can give investors the edge in this sector of the market."

Stephen J. McGruder, who leads the Fund's research team, has over 25 years of experience investing in the small-cap arena. He has been portfolio manager for the Developing Growth Fund since 1995.

The Fund's Performance

Average Annual Total Returns
For Periods Ending 12/31/97

   [The following table was depicted as a bar chart in the printed material.]

                                        3 years              5 years
                                        -------              --------
The Fund(4)                              32.5%                 22.7%

Unmanaged S&P 500(5)                     31.1%                 20.2%

Lipper Small-Cap Funds Average(6)        23.1%                 16.7%

The Fund: Something To Talk About...

Morningstar Mutual Funds says: "Lord Abbett Developing Growth Fund can't seem to do any wrong these days...it has become a superstar in its category...[T]he Fund [is] one of the best offerings in the small-growth category...resilience, combined with the fund's high returns, makes it an outstanding small-growth choice."

                                                               November 21, 1997

Value Line Mutual Fund Survey says: "Lord Abbett Developing Growth Fund has posted impressive returns since McGruder took the helm in 1995...Aggressive, long-term investors should consider this small-cap-growth offering."

                                                               November 25, 1997

(4) Fund performance is at net asset value. For performance at the maximum 5.75% sales charge applicable to Class A share investments, see SEC Returns.

(5) The S&P 500 is an unmanaged index consisting of the stocks of 500 companies widely followed by the investment community. Performance results do not reflect transaction costs or management fees. An investor cannot invest directly in an index, such as the S&P 500.

(6)   Source: Lipper Analytical Services, Inc.

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Portfolio Profile
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When you invest in the Fund, you become an owner of a well-diversified portfolio of more than 130 small companies that the Fund's manager believes offer substantial growth potential. The Fund's portfolio is managed continuously and its holdings are subject to change. Investments in common stocks are subject to market fluctuations, providing the potential for gain and the risk of loss. Small-cap companies typically have a higher risk of failure and historically have experienced a greater degree of market volatility than average. Below is a snapshot of the portfolio on 12/31/97:

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Top 5 Sectors
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Computer Software and Services
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Energy
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Specialty Retail
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Electronic Components
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Business Services
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The Fund's Top 10 Holdings
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COMPANY NAME                                                   % OF NET
                                                                 ASSETS

Plantronics, Inc.                                                 3.95%
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Information Management Resources                                  3.53
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Orbital Sciences Corp.                                            2.84
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McGrath Rentcorp                                                  2.54
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Ames Department Stores                                            2.14
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Technitrol, Inc.                                                  2.12
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Computer Learning Stores                                          1.95
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CellStar Corp.                                                    1.79
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Vintage Petroleum, Inc.                                           1.73
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Computer Products, Inc.                                           1.62
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  TOTAL                                                          24.21%
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The Fund's Investment Manager
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LORD ABBETT & CO.

    o Experienced Management

      Founded in 1929, Lord, Abbett & Co. was one of the nation's first mutual fund managers. Lord Abbett manages over $25 billion in a family of mutual funds and separately-managed accounts.

    o A Complete Family

      The Lord Abbett Family of Funds consists of 28 mutual funds.

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For more complete information about any Lord Abbett mutual fund, such as Lord
Abbett Developing Growth Fund, including charges and expenses, call your financial adviser or Lord Abbett Distributor llc at 800-874-3733 for a prospectus. An investor should read the prospectus carefully before investing. If used after 3/31/98, this piece must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Numbers to Keep Handy

For Shareholder Account
or Statement Inquiries:           800-821-5129

For Literature:                   800-874-3733

For More Information:             800-426-1130

Visit Our Web Site:               http://www.lordabbett.com

[LOGO](R)  LORD, ABBETT & CO.
           Investment Management

A Tradition of Performance Through Disciplined Investing

LORD ABBET DISTRIBUTOR LIC
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The GM Building 767 Fifth Avenue New York, NY 10153-0203 800-426-1130


                                                                    LADG-12-1297
                                                                          (1/98)